Prepayment for Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayment For Long Term Asset [Abstract]
Schedule of prepayment for long-term assets
Prepayment for fishing vessels’ construction
Balance - December 31, 2019	$49,040,338
Prepayments made for fishing vessels’ construction	125,747,916
Reclassification to construction-in-progress and fishing vessels	(112,834,725)
Foreign currency fluctuation	4,129,512
Balance - December 31, 2020	66,083,041
Prepayments made for fishing vessels’ construction	32,853,567
Reclassification to construction-in-progress and fishing vessels	(70,273,034)
Foreign currency fluctuation	1,450,766
Balance – December 31, 2021	$30,114,340